GOODWILL (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Goodwill [Line Items]
Goodwill impairment				$ 139,754
General and Administrative Expense [Member]
Goodwill [Line Items]
Goodwill impairment				140,000
Early Adopter.Com [Member]
Goodwill [Line Items]
Goodwill impairment				$ 0